INCOME TAX - Summary of Deferred Tax (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred tax assets	$ 3,959	$ 2,946	$ 3,136	$ (519)
Net deferred tax assets	(1,548)	12	(4,327)
Outside basis differences
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred tax assets	(3,532)	(3,886)
Net deferred tax assets	(354)	96	(309)
Revaluations of financial assets at fair value through other comprehensive income
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred tax assets	(419)	(198)
Net deferred tax assets	0	0	0
Unutilized building allowance (net)
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred tax assets	(141)	(8)
Net deferred tax assets	131	(13)	9
Unused tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred tax assets	3,220	1,373
Net deferred tax assets	(1,805)	(1,158)	(162)
Allowance for doubtful accounts
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred tax assets	1,008	46
Net deferred tax assets	(945)	113	105
Inventory impairment
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred tax assets	881	2,897
Net deferred tax assets	2,001	150	(2,914)
Rebates and other accrued liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred tax assets	788	661
Net deferred tax assets	(119)	(85)	(170)
Unpaid retirement benefits
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred tax assets	1,282	1,281
Net deferred tax assets	11	0	26
Deferred revenue and cost of sales
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred tax assets	31	19
Net deferred tax assets	(12)	10	(15)
Actuarial loss
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred tax assets	121	498
Net deferred tax assets	0	0	0
Unabsorbed depreciation
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred tax assets	588	588
Net deferred tax assets	(4)	90	(67)
Provision for loss on onerous sale contract
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred tax assets	451	0
Net deferred tax assets	(443)	817	(897)
Leases
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred tax assets	41	36
Net deferred tax assets	(6)	9	3
Others
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred tax assets	(360)	(361)
Net deferred tax assets	$ (3)	$ (17)	$ 64